RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total	¥ 5,142	¥ 23,967
Zhuhai Hengqin Payment [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total		27
Nanjing Lefang [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total	4,620	19,218
Hangzhou Shuyun [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total		18
Beijing Jiuzao [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total		4,704
Hainan Chenxi [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total	519
Diaobiao Zhonghai [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due to related parties [Line Items]
Total	¥ 3